Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
Overseas Portfolio
April 30, 2014
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.90%
1 year	$ 92
3 years	$ 287
5 years	$ 498
10 years	$ 1,108
VIPOVRSR-INV-14-01  August 1, 2014
1.966447.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R
Overseas Portfolio
April 30, 2014
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class R

Service Class R

Service Class 2 R

Management fee	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.14%	0.14%	0.14%
Total annual operating expenses	0.82%	0.92%	1.07%

Initial Class R

Service Class R

Service Class 2 R

1 year	$ 84	$ 94	$ 109
3 years	$ 262	$ 293	$ 340
5 years	$ 455	$ 509	$ 590
10 years	$ 1,014	$ 1,131	$ 1,306
VOR-14-01  August 1, 2014
1.797974.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Overseas Portfolio
April 30, 2014
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.14%	0.14%	0.14%
Total annual operating expenses	0.82%	0.92%	1.07%

Initial Class

Service Class

Service Class 2

1 year	$ 84	$ 94	$ 109
3 years	$ 262	$ 293	$ 340
5 years	$ 455	$ 509	$ 590
10 years	$ 1,014	$ 1,131	$ 1,306
VOVS-14-01  August 1, 2014
1.798006.105